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                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT--I

                      Supplement dated September 13, 2005
                        to Prospectus dated May 1, 2005

     This supplement amends the May 1, 2005 Prospectus for the Flexible Premium Variable Universal Life Insurance policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2005 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purposes of this supplement are:

          1. To describe three new Investment Divisions that will be available under all Series of the Policies as of November 11, 2005 (this supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses, and investment objectives);

          2. To describe a name change for an Investment Division effective November 11, 2005; and

          3. To revise the example of "How the Policy Works."

     Keeping these purposes in mind, please note the following changes.

I.   NUMBER OF AVAILABLE INVESTMENT DIVISIONS

     Effective November 11, 2005, throughout the Prospectuses, all references to 29 Investment Divisions are changed to refer to 32 Investment Divisions.

     Effective November 11, 2005, on page 1 of the Prospectus, under POLICY FEATURES, add the following Investment Options:

     -- Royce Micro-Cap Portfolio

     -- Royce Small-Cap Portfolio

     -- Van Eck Worldwide Hard Assets

     Effective November 11, 2005, replace the first paragraph under IMPORTANT NOTICES at the bottom of page 1 of the prospectus with the following:

     THIS PROSPECTUS PROVIDES INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE MAINSTAY VP SERIES FUND, INC., THE ALGER AMERICAN FUND, THE CALVERT VARIABLE SERIES, INC., THE DREYFUS INVESTMENT PORTFOLIOS, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUND, THE JANUS ASPEN SERIES, THE UNIVERSAL INSTITUTIONAL FUNDS, INC., THE ROYCE CAPITAL FUND, THE T. ROWE PRICE EQUITY SERIES, INC., AND VAN ECK WORLDWIDE INSURANCE TRUST (THE "FUNDS", EACH INDIVIDUALLY A "FUND").

II.   ADDITIONAL PORTFOLIOS AVAILABLE NOVEMBER 11, 2005

     Effective November 11, 2005, beginning on page 18 of the Prospectus, under the section entitled Fund Charges, add the following to the table of Fund Annual
Expenses:

                                                               ROYCE       ROYCE       VAN ECK
                                                             MICRO-CAP   SMALL-CAP    WORLDWIDE
                                                             PORTFOLIO   PORTFOLIO   HARD ASSETS
                                                             ---------   ---------   -----------
FUND ANNUAL EXPENSES
  (as a % of the average net assets for the fiscal year
     ended December 31, 2004)(a)
  Advisory Fees............................................    1.25%       1.00%        1.00%
  Administration Fees......................................    0.00%       0.00%        0.00%
  Other Expenses...........................................    0.09%       0.14%        0.20%
  Total Fund Annual Expenses...............................    1.34%       1.14%        1.20%

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(a) The Fund or its agents provided the fees and charges which are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

     Effective November 11, 2005, beginning on page 25 of the Prospectus, add the following to the table showing the Funds and Eligible Portfolios, Investment Advisers, and Investment Objectives available under the policies:

----------------------------------------------------------------------------------------------------------
                FUND                        INVESTMENT ADVISER                INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
Royce Capital Fund:
  --Royce Micro-Cap Portfolio                                           - Seeks long term growth of
                                                                          capital.
                                          Royce & Associates, LLC
  --Royce Small-Cap Portfolio                                           - Seeks long term growth of
                                                                          capital by investing primarily
                                                                          in equity securities issued by
                                                                          small companies.
----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  --Van Eck Worldwide Hard Assets     Van Eck Associates Corporation    - Long term capital appreciation
                                                                          by investing globally, primarily
                                                                          in "hard asset securities" such
                                                                          as energy, forest products, real
                                                                          estate, and precious and
                                                                          industrial metals.
----------------------------------------------------------------------------------------------------------

III.  INVESTMENT DIVISION NAME CHANGE EFFECTIVE NOVEMBER 11, 2005

     Effective November 11, 2005, all references to the MainStay VP Growth--Initial Class are changed to MainStay VP Large Cap Growth.

     Effective November 11, 2005, on page 26 of the Prospectus, in the table of FUNDS AND ELIGIBLE PORTFOLIOS, Investment Advisers and Investment Objectives, delete the description of MainStay VP Growth -- Initial Class in its entirety, and replace it with the following:

----------------------------------------------------------------------------------------------------------
               FUND                         INVESTMENT ADVISER                 INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------

 MainStay VP Series Fund, Inc.
  --MainStay VP Large Cap               Subadvisor: Winslow Capital      - Seeks to invest, under normal
    Growth -- Initial Class                   Management Inc.              circumstances, at least 80% of
                                                                           its assets (net assets plus the
                                                                           amount of any borrowing for
                                                                           investment purposes) in large
                                                                           capitalization equity
                                                                           securities.
----------------------------------------------------------------------------------------------------------

IV.  HOW THE POLICY WORKS

     Effective November 11, 2005, delete the example under the section entitled, "How the Policy Works," in its entirety, and replace it with the following:

     This example assumes a 6% hypothetical gross investment return and current charges in the first Policy Year. It assumes a male insured issue age 35, a Scheduled Annual Premium of $3,000, an initial face amount of $250,000, and a selection of life insurance benefit option 1 by the policyowner. there is no guarantee that the current charges illustrated below will not change.

Scheduled Annual Premium.............................................   $3,000.00
less:    Sales expense charge (5%)...................................      150.00
         State tax charge (2%).......................................       60.00
         Federal tax charge (1.25%)..................................       37.50
                                                                        ---------
equals:  Net premium.................................................   $2,752.50
plus:    Net investment performance (varies daily)...................      110.26
less:    Monthly contract charges ($7 per month currently)...........       84.00
less:    Charges for cost of insurance (varies monthly)..............      384.70
                                                                        ---------
equals:  Cash Value..................................................   $2,394.60
less:    Surrender charge (25% of premium up to Surrender Charge
         Guideline Annual Premium plus 5% of excess premiums paid)...      750.00
less:    Balance of first year monthly contract charge(1)............      228.00
equals:  Cash Surrender Value (at end of year 1).....................   $1,416.06

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(1) In the first Policy Year, the excess of the annual charge over the annual charge applicable in renewal years is advanced to your Accumulation Value, and deduction is deferred to the earlier of the first policy anniversary or surrender of the policy.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

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